Income tax expense and other taxes (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of assets and liabilities for taxes
Assets and liabilities for taxes as of December 31, 2020 and December 31, 2019 are as follows:

	December 31, 2020	December 31, 2019
Current income tax – assets	$44,681	$99,973
Other current taxes
Current VAT – assets	36,403	90,955
Other taxes current	30,701	7,791

Total other current taxes	67,104	98,746

Total current tax – assets	$111,785	$198,719
Non-current income tax – assets	—	1

Total tax - assets	$111,785	$198,720

Current income tax - liabilities	($54,738)	$(26,421)

Schedule of components of income tax expense
Income tax expense for the periods ended December 31, 2020, 2019 and 2018 comprises the following:

	Year ended December 31, 2020	Year ended December 31, 2019	Year ended December 31, 2018
Current income tax:
Current income tax charge	$54,738	$25,171	$24,208
Changes in estimates related to prior years	(3,731)	1,304	2,943
Deferred tax expense:
Relating to origination and reversal of temporary differences	53	(2,492)	(6,938)

Income tax expense reported in the income statement	$49,431	$23,983	$20,213

Disclosure of detailed information for applicable tax rate for entities explanatory	Income tax rate for taxable year 2020 and following:

Year	General Rate*	Rate Applicable to Financial Entities **
2020	32%	36%
2021	31%	34%
2022 and next	30%	33%

Schedule of unused tax losses for which no deferred tax asset recognised	Tax losses originated in the year:

2017	$87,569
2018	86,630
2019	51,849
2020	27,201

Total:	$253,249

Schedule of excess of presumptive income for which no deferred tax asset recognised	Excess of presumptive income originated in the year:

Year 2017	$1,250
Year 2018	340

Total:	$1,590

Summary of analysis of the company's deferred tax assets and liabilities
Consolidated statement of financial position

	December 31, 2020	December 31, 2019	Variation
Assets (liabilities)
Accounts payable	$461	$39,904	$(39,443)
Aircraft maintenance	909	(3,691)	4,600
Pension liabilities	10,477	10,599	(122)
Provisions	96,151	24,330	71,821
Loss carry forwards	—	5,333	(5,333)
Unrecognized deferred tax asset	(43,099)	—	(43,099)
Non-monetary items	(51,621)	(36,626)	(14,995)
Intangible assets	(304)	1,159	(1,463)
Other	(1,660)	(32,313)	30,653

Net deferred tax assets / (liabilities)	$11,314	$8,695	$2,619

Summary of analysis of deferred tax assets and liabilities
Reflected in the statement of financial position as follows:

	December 31, 2020	December 31, 2019
Deferred tax assets	$25,236	$27,166
Deferred tax liabilities	(13,922)	(18,471)

Deferred tax assets (liabilities) net	$11,314	$8,695

Summary of analysis of the company's deferred tax assets
Reconciliation of deferred tax assets net

	December 31, 2020	December 31, 2019
Opening balance as of January 1,	$8,695	$6,136
Tax income during the period recognized in profit or loss	(53)	2,492
Tax income during the period recognized in other comprehensive income	(818)	441
Exchange differences	3,490	(374)

Closing balance as of December 31	$11,314	$8,695

Disclosure of detailed information of effect of deferred tax on each component of the other comprehensive income account
The following summarizes the effects of deferred tax on each component of the other comprehensive income account:

Consolidated Statement of Other Comprehensive Income	December 31, 2020	December 31, 2019	December 31, 2018
Reserves related to actuarial gains and losses	$(818)	$441	$(39)

Income tax recorded directly in other comprehensive income	$(818)	$441	$(39)